INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets Current	$ 0	$ 403	$ 0
Valuation allowance	0	(403)	0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	0	0
Long-term Unrealized tax credits	0	19,591	19,721
Property and equipment	36,940	23,985	0
Share issue costs	7,137	6,461	7,228
SR&ED pool	162,350	0	0
Other	18,621	0	0
Net operating losses	812,522	529,889	310,228
Valuation allowance	(1,037,570)	(579,926)	(337,177)
Deferred Tax Liabilities, Net	$ 0	$ 0	$ 0